Ordinary Shares (Details) - USD ($)														1 Months Ended	6 Months Ended	12 Months Ended
		Mar. 03, 2026	Feb. 25, 2026	Jan. 21, 2026	Jan. 01, 2026	Dec. 11, 2025	Oct. 23, 2025	Sep. 18, 2025	Aug. 25, 2025	Aug. 05, 2025	Jul. 31, 2025	Feb. 28, 2025	Feb. 25, 2025	Apr. 30, 2023	Jun. 30, 2026	Dec. 31, 2025
Ordinary Shares [Line Items]
Ordinary shares, shares authorized															100,000,000
Ordinary shares, par value (in Dollars per share)															$ 0.0001
Ordinary shares voting, description															one
Authorized share capital (in Dollars)							$ 50,000,000
Authorized shares							500,000,000
Exercise of warrants											4,207
Liability through issuance of equity. (in Dollars)											$ 18,081,000
Gross proceeds (in Dollars)															$ 2,100,000
Percentage of issued and outstanding share capital								16.58%
Vested shares															265,841
Forfeited shares															413,393
Consulting fees (in Dollars)													$ 300,000
Fair value of shares (in Dollars)			$ 227,595
Ordinary share purchase consideration															124,589,762
Conversion amount (in Dollars)															$ 9,700,000
Convertible notes (in Dollars)															13,600,000
Newly issued value (in Dollars)					$ 25,000										295,000
Percentage of beneficial ownership						4.99%
Percentage of increased or decreased by SZOP						9.99%
Reverse tock split amount (in Dollars)															$ 97,900,000
Sara International Holdings Ltd. [Member]
Ordinary Shares [Line Items]
Principal amount (in Dollars)											$ 98,865,000
Ordinary Shares [Member]
Ordinary Shares [Line Items]
Authorized share capital (in Dollars)							$ 400,000,000
Authorized shares							4,000,000,000
Shares issued								1,745
Granted aggregate shares																380,055
Vested shares																250,836
Reverse Stock Split [Member]
Ordinary Shares [Line Items]
Ordinary shares, par value (in Dollars per share)															$ 0.002
Zhu Li [Member]
Ordinary Shares [Line Items]
Shares issued										17,284
Gross proceeds (in Dollars)										$ 140
Shi Zhengjian [Member]
Ordinary Shares [Line Items]
Shares issued										75,309
Gross proceeds (in Dollars)										$ 610,000,000
Neurovia [Member]
Ordinary Shares [Line Items]
Shares issued															104,097,957
QC Capital [Member] | Reverse Stock Split [Member]
Ordinary Shares [Line Items]
Shares issued															20,491,805
Minimum [Member]
Ordinary Shares [Line Items]
Common Stock, Convertible, Conversion Price, Decrease (in Dollars per share)															$ 1.1
Maximum [Member]
Ordinary Shares [Line Items]
Common Stock, Convertible, Conversion Price, Increase (in Dollars per share)															5
Ordinary Shares [Member]
Ordinary Shares [Line Items]
Ordinary shares, par value (in Dollars per share)															$ 0.0001
Class B Ordinary Shares [Member]
Ordinary Shares [Line Items]
Ordinary shares, shares authorized	[1]														3,500,000,000	400,000,000
Ordinary shares, par value (in Dollars per share)	[1]														$ 0.002	$ 0.002
Shares issued				900,000				259,063	500,000	92,593		750,000
Granted aggregate shares																2,574,354
Vested shares																1,058,327
Shares based payment arrangements
Aggregate issued shares															8,589,982	2,259,662
Ordinary share purchase consideration															2,500,000
Conversion shares															4,786,414
Number of aggregate shares		19,755												2,500,000	35,178
Common stock shares issued	[1]														158,127,877	16,718,224
Common stock shares outstanding	[1]														158,127,877	16,718,224
Newly issued value (in Dollars)						$ 100,000,000
Class B Ordinary Shares [Member] | Independent Directors [Member]
Ordinary Shares [Line Items]
Granted aggregate shares															54,933
Class B Ordinary Shares [Member] | Director [Member]
Ordinary Shares [Line Items]
Shares based payment arrangements															19,800,000
Class B Ordinary Shares [Member] | Ordinary Shares [Member]
Ordinary Shares [Line Items]
Ordinary shares, shares authorized															400,000,000
Shares issued	[2]														500,000
Shares issued	[2]														122,721
Common stock shares issued															158,127,877	16,718,224
Common stock shares outstanding															158,127,877
Newly issued value (in Dollars)															$ 1,000
Class B Ordinary Shares [Member] | Reverse Stock Split [Member]
Ordinary Shares [Line Items]
Ordinary shares, par value (in Dollars per share)															$ 0.0001
Class B Ordinary Shares [Member] | Mr. Shen Heyong [Member] | Reverse Stock Split [Member]
Ordinary Shares [Line Items]
Shares issued			122,721
Class B Ordinary Shares [Member] | JW International LLC-FZ [Member]
Ordinary Shares [Line Items]
Shares issued															500,000
Class B Ordinary Shares [Member] | Minimum [Member]
Ordinary Shares [Line Items]
Ordinary shares, shares authorized							400,000,000
Ordinary shares, par value (in Dollars per share)							$ 0.0001
Class B Ordinary Shares [Member] | Maximum [Member]
Ordinary Shares [Line Items]
Ordinary shares, shares authorized							3,500,000,000
Ordinary shares, par value (in Dollars per share)							$ 0.0001
Class A Ordinary Shares [Member]
Ordinary Shares [Line Items]
Ordinary shares, shares authorized	[1]														500,000,000	100,000,000
Ordinary shares, par value (in Dollars per share)	[1]														$ 0.002	$ 0.002
Common stock shares issued	[1]														8,817,501	1,817,501
Common stock shares outstanding	[1]														8,817,501	1,817,501
Class A Ordinary Shares [Member] | Ordinary Shares [Member]
Ordinary Shares [Line Items]
Shares issued	[2]
Shares issued	[2]
Newly issued value (in Dollars)
Class A Ordinary Shares [Member] | Reverse Stock Split [Member]
Ordinary Shares [Line Items]
Common stock shares outstanding																16,718,224
Class A Ordinary Shares [Member] | Mr. Alan Nan Wu [Member]
Ordinary Shares [Line Items]
Granted aggregate shares															7,000,000
Class A Ordinary Shares [Member] | Minimum [Member]
Ordinary Shares [Line Items]
Ordinary shares, shares authorized							100,000,000
Ordinary shares, par value (in Dollars per share)							$ 0.0001
Class A Ordinary Shares [Member] | Maximum [Member]
Ordinary Shares [Line Items]
Ordinary shares, shares authorized							500,000,000
Ordinary shares, par value (in Dollars per share)							$ 0.0001

[1]	Retrospectively restated for effect of reverse stock split effective on April 6, 2026 (see Note 17).
[2]	Retrospectively restated for effect of reverse stock split effective on April 6, 2026 (see Note 17).